Borrowings - Summary of Bank Loan (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	December 2027
Current borrowings	S/ 452,884	S/ 481,529
Non-current borrowings	445,436	409,066
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	409,272	445,289
Non-current borrowings	S/ 162,387	186,574
Bank loans [member] | Cumbra Peru S.A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2022
Current borrowings	S/ 222,924	170,798
Non-current borrowings	S/ 19,977	26,401
Bank loans [member] | UNNA Energia S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2027
Current borrowings	S/ 24,950	30,367
Non-current borrowings	S/ 99,474	102,895
Bank loans [member] | AENZA SAA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2022
Current borrowings	S/ 51,977	112,854
Non-current borrowings	S/ 39,618
Bank loans [member] | Adexus S.A.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2021
Current borrowings	S/ 19,224	20,927
Non-current borrowings		57,278
Bank loans [member] | Viva Negocio Inmobiliario S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2022
Current borrowings	S/ 90,197	S/ 110,343
Non-current borrowings	S/ 3,318
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%
Bottom of range [member] | Cumbra Peru S.A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.00%
Bottom of range [member] | UNNA Energia S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.06%
Bottom of range [member] | AENZA SAA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.10%
Bottom of range [member] | Adexus S.A.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.50%
Bottom of range [member] | Viva Negocio Inmobiliario S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.84%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.00%	12.00%
Top of range [member] | Cumbra Peru S.A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.00%
Top of range [member] | UNNA Energia S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.04%
Top of range [member] | AENZA SAA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.10%
Top of range [member] | Adexus S.A.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.15%
Top of range [member] | Viva Negocio Inmobiliario S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.00%